Subsequent events - Issuance of ordinary shares for compensation (Details) - USD ($)	May 18, 2021	Sep. 24, 2020	Jul. 01, 2020	May 04, 2021	Dec. 31, 2020	Jun. 30, 2020
Subsequent Event [Line Items]
Market price (in dollars per share)					$ 4.6	$ 4.6
Ms. Wang
Subsequent Event [Line Items]
Shares issued for compensation		200,000	200,000
Market price (in dollars per share)			$ 1.35
Subsequent events | Ms. Wang
Subsequent Event [Line Items]
Shares issued for compensation		200,000	200,000
Market price (in dollars per share)		$ 1.35
Subsequent events | Mr. Xiaohui WU
Subsequent Event [Line Items]
Amount of accrued but unpaid salary				$ 240,000
Shares issued for compensation	300,000
Market price (in dollars per share)	$ 0.80